Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Fair value	$ 116,902	$ 93,897
Securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	117,148	93,985
Gross unrealized gains	546	417
Gross unrealized (losses)	(933)	(735)
Fair value	116,761	93,667
Securities [member] | Debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	113,375	89,543
Gross unrealized gains	189	212
Gross unrealized (losses)	(681)	(503)
Fair value	112,883	89,252
Securities [member] | Government and government-related securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	93,926	78,727
Gross unrealized gains	122	134
Gross unrealized (losses)	(554)	(439)
Fair value	93,494	78,422
Securities [member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	16,286	18,281
Gross unrealized gains	11	17
Gross unrealized (losses)	(201)	(159)
Fair value	16,096	18,139
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	22,577	21,263
Gross unrealized gains	58	77
Gross unrealized (losses)	(106)	(70)
Fair value	22,529	21,270
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	45,991	35,371
Gross unrealized gains	23	22
Gross unrealized (losses)	(237)	(196)
Fair value	45,777	35,197
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	7,054	1,687
Gross unrealized gains	3	1
Gross unrealized (losses)	(7)	(9)
Fair value	7,050	1,679
Securities [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,018	2,125
Gross unrealized gains	27	17
Gross unrealized (losses)	(3)	(5)
Fair value	2,042	2,137
Securities [member] | Other debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	19,449	10,816
Gross unrealized gains	67	78
Gross unrealized (losses)	(127)	(64)
Fair value	19,389	10,830
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	7,477	1,397
Gross unrealized gains	1	1
Gross unrealized (losses)	(61)	(14)
Fair value	7,417	1,384
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	11,972	9,419
Gross unrealized gains	66	77
Gross unrealized (losses)	(66)	(50)
Fair value	11,972	9,446
Securities [member] | Equity securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,773	4,442
Gross unrealized gains	357	205
Gross unrealized (losses)	(252)	(232)
Fair value	3,878	4,415
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,222	3,810
Gross unrealized gains	254	176
Gross unrealized (losses)	(81)	(72)
Fair value	3,395	3,914
Securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	551	632
Gross unrealized gains	103	29
Gross unrealized (losses)	(171)	(160)
Fair value	$ 483	$ 501